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May 1, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

     Re:  ProFunds (the "Trust")
          File Nos.: 333-28339/811-08239
          Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus relating to Bull ProFund, UltraBull ProFund, Bear ProFund, UltraBear ProFund, UltraOTC ProFund and Money Market ProFund dated April 24, 1998, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, does not differ from that which was contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on April 24, 1998.

Please contact the undersigned at (614) 470-8096 with any questions. Thank you.


Very truly yours,

JEANETTE PEPLOWSKI

Jeanette Peplowski
Assistant Secretary to the Trust

cc:  Ellen F. Stoutamire, Esq.